Intangible Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets

Note 6. Intangible Assets

The definite-lived intangible assets, to be amortized over 20 years, balances, and activity for the three months ended March 31, 2024 and year ended December 31, 2023 consisted of the following:

	03/31/2024			12/31/2023
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Definitive-lived:
Developed technology	$22,260,000	$(3,617,000)	$18,643,000	$22,260,000	$(3,339,000)	$18,921,000
Total	$22,260,000	$(3,617,000)	$18,643,000	$22,260,000	$(3,339,000)	$18,921,000

Amortization expense for the three months ended March 31, 2024 and 2023 was approximately $278,000 and $278,000, respectively. The following table represents future amortization of developed technologies for the years ending December 31:

2024	$835,000
2025	$1,113,000
2026	$1,113,000
2027	$1,113,000
2028	$1,113,000
Thereafter	$13,356,000

8. Intangible Assets

The definite-lived intangible assets, to be amortized over 20 years, balances, and activity for the year-ended December 31, 2023 and year-ended December 31, 2022 consisted of the following:

	12/31/2023			12/31/2022
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Definitive-lived:
Developed technology	$22,260,000	$(3,339,000)	$18,921,000	$22,260,000	$(2,226,000)	$20,034,000
Total	$22,260,000	$(3,339,000)	$18,921,000	$22,260,000	$(2,226,000)	$20,034,000

The following table represents future amortization of developed technologies for the years ending December 31:

2024	$1,113,000
2025	$1,113,000
2026	$1,113,000
2027	$1,113,000
2028	$1,113,000
Thereafter	$13,356,000